Expense Example {- Fidelity® International Enhanced Index Fund} - 08.31 Fidelity Enhanced Index Funds Combo PRO-15 - Fidelity® International Enhanced Index Fund - Fidelity International Enhanced Index Fund-Default
Mar. 18, 2022 USD ($)
Expense Example:
1 year	$ 60
3 years	189
5 years	329
10 years	$ 738